Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Operating activities
Net loss for the period	$ (3,666,040)	$ (787,099)	$ (2,464,747)	$ (1,428,555)	$ (1,451,769)	$ (937,059)
Adjustment for items not affecting cash
Depreciation of equipment	27,414	22,691	34,036	1,349	1,772	2,330
Interest			0	0	19,223	0
Imputed interest	0	30,711	27,677	55,647	101,985	7,282
Share compensation expense	1,669,195	90,286	112,573	0	0	117,192
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(1,969,431)	(643,411)	(2,290,461)	(1,371,559)	(1,328,789)	(810,255)
Changes in non-cash working capital items
Prepaid expenses and other receivables	(83,223)	(762,806)	420,709	393,900	(182,783)	(281,604)
Due from related parties	2,835	(27,696)
Accounts payable	(111,865)	(37,934)	195,427	116,122	41,261	25,195
Accrued liabilities	(122,193)	(176,510)	34,847	70,407	124,221	(11,238)
Net cash used in operating activities	(2,283,877)	(1,648,357)	(1,639,478)	(791,130)	(1,346,090)	(1,077,901)
Investing activities
Acquisition of equipment	(64,036)	(96,309)	(109,316)	(4,557)	0	(8,695)
Provision of a loan receivable	(150,000)	0
Net cash used in investing activities	(214,036)	(96,309)	(109,316)	(4,557)	0	(8,695)
Financing activities
Proceeds from issuance of shares, net of issue costs	11,341,397	2,656,097	2,604,453	88,991	147,837	1,393,551
(Repayment of) proceeds from loans payable			(733,293)	482,050	810,553	0
Proceeds from exercise of stock options	0	228,875	228,875	0	0	0
Repayment of loans from related parties	0	(199,737)	(111,357)	84,107	184,594	(117,946)
Net cash provided by financing activities	11,341,397	2,685,235	1,988,678	655,148	1,142,984	1,275,605
Effects of foreign currency exchange rate changes	24,799	(3,323)	(33,433)	23,706	(26,652)	29,288
Net increase in cash and cash equivalents for the period	8,868,283	937,246	206,451	(116,833)	(229,758)	218,297
Cash and cash equivalents, beginning of period	209,933	116,407	3,482	233,240	233,240	14,943
Cash and cash equivalents, end of period	9,078,216	1,056,803	209,933	116,407	3,482	233,240
Supplemental information:
Issuance of shares on conversion of loans	$ 500,000	$ 239,746	239,746	0	0	0
Interest paid			$ 0	$ 0	$ 9,406	$ 0